Document and Entity Information	Sep. 29, 2025
Prospectus Line Items
Document Type	485BPOS
Document Period End Date	Sep. 29, 2025
Entity Central Index Key	0000081205
Amendment Flag	false
Registrant Name	Fidelity Puritan Trust
Entity Investment Company Type	N-1A